Other Expenses (Summary of Detailed Information About Other Income and Expenses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income Expense [abstract]
Other (expenses) income	$ 413	$ 457
Integration and restructuring costs	(47)	(49)
Share of profit (loss) of associates and joint ventures accounted for using equity method	(130)	(101)
Expense Recognised During Period For Bad Debts	117	55
Project Feasibility	92	92
Customer prepayment costs	58	55
Legal Expenses	47	34
Consulting Expenses	10	21
Loss related to Financial Instruments in Argentina	35	92
Loss On Natural Gas Derivatives Not Designated As Hedge	8	0
AROERL Expense For Non Operating Sites	151	152
Gain On Amendments To Other Post Retirement Pension Plans	0	80
Other expenses	(43)	(88)
Insurance Recoveries	$ 65	$ 0